Loans and Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loans and Borrowings [Abstract]
Schedule of Long-Term and Short-Term Loans and Borrowings

Long-term and short-term loans and borrowings are as follows:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Total loans and borrowings	835,800	689,099	541,787
Less: loans and borrowings – current	256,729	216,550	170,257
Loans and borrowings – non-current	579,071	472,549	371,530

Long-term and short-term loans and borrowings are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Total loans and borrowings	1,266,265	835,800	611,770
Less: loans and borrowings – current	429,603	256,729	187,915
Loans and borrowings – non-current	836,662	579,071	423,855

Schedule of Bank Borrowings

Bank borrowings comprised of the following:

Loans and borrowings	Principal amount	Maturity Date	Interest Rate	Repayment Method	As of December 31, 2024	As of June 30,
						2025 (Unaudited)	2025 (Unaudited)
	S$				S$	S$	$
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II	275,000	July 31, 2025	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	56,322	7,775	6,113
ANEXT Bank Loan	300,000	January 26, 2028	Fixed at 8.80%	Monthly Repayment	200,223	171,316	134,693
Standard Chartered Bank Business Installment Loan	300,000	August 31, 2028	0.72% below prevailing Business Instalment Loan Board Rate	Monthly Repayment	230,670	203,007	159,609
OCBC Business Term Loan	300,000	August 31, 2028	4.25% below prevailing Business Term Rate	Monthly Repayment	233,111	205,419	161,506
DBS SME Working Capital Loan II	150,000	August 9, 2028	Fixed at 7.75%	Monthly Repayment	115,474	101,582	79,866
Total loans and borrowings					835,800	689,099	541,787

Bank borrowings comprised of the following:

Loans and borrowings	Principal amount	Maturity Date	Interest Rate	Repayment Method	As of December 31,
					2023	2024	2024
	S$				S$	S$	$
DBS SME Working Capital Loan	50,000	August 5, 2024	Fixed at 7.00%	Monthly Repayment	7,663	—	—
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan I	452,000	March 31, 2024	6.25% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	39,149	—	—
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II	275,000	July 31, 2025	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	Monthly Repayment	150,339	56,322	41,225
ETHOZ Capital Ltd Temporary Bridging Loan	300,000	November 29, 2024	Fixed at 5.00%	Monthly Repayment	105,010	—
ANEXT Bank Loan	300,000	January 26, 2028	Fixed at 8.80%	Monthly Repayment	254,370	200,223	146,555
Standard Chartered Bank Business Installment Loan	300,000	August 31, 2028	0.72% below prevailing Business Instalment Loan Board Rate	Monthly Repayment	282,664	230,670	168,841
OCBC Business Term Loan	300,000	August 31, 2028	4.25% below prevailing Business Term Rate	Monthly Repayment	285,360	233,111	170,627
DBS SME Working Capital Loan II	150,000	August 9, 2028	Fixed at 7.75%	Monthly Repayment	141,710	115,474	84,522
Total loans and borrowings					1,266,265	835,800	611,770

Schedule of Company’s Outstanding Loans and Borrowings

The maturity dates for the Company’s outstanding loans and borrowings as of June 30, 2025 are as follows:

For the year ending June 30,	S$	$
2026	264,520	207,972
2027	256,713	201,834
2028	225,720	177,467
2029	31,836	25,030
Total loans and borrowings	778,789	612,303
Less: Imputed interest	(89,690)	(70,516)
Present value of loans and borrowings	689,099	541,787

The maturity dates for the Company’s outstanding loans and borrowings as of December 31, 2024 are as follows:

	S$	$
2025	313,950	229,798
2026	256,713	187,903
2027	256,712	187,902
2028	129,200	94,569
Thereafter	—	—
Total loans and borrowings	956,575	700,172
Less: Imputed interest	(120,775)	(88,402)
Present value of loans and borrowings	835,800	611,770